Shareholder Report, Holdings (Details)	Jun. 30, 2026
Applied Finance Valuation Large Cap ETF | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
Applied Finance Valuation Large Cap ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%
Applied Finance Valuation Large Cap ETF | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
Applied Finance Valuation Large Cap ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Applied Finance Valuation Large Cap ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Applied Finance Valuation Large Cap ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Applied Finance Valuation Large Cap ETF | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Applied Finance Valuation Large Cap ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Valuation Large Cap ETF | Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Applied Finance Valuation Large Cap ETF | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Applied Finance Valuation Large Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.77%
Applied Finance Valuation Large Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Applied Finance Valuation Large Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Applied Finance Valuation Large Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Applied Finance Valuation Large Cap ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%
Applied Finance Valuation Large Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
Applied Finance Valuation Large Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
Applied Finance Valuation Large Cap ETF | Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Applied Finance Valuation Large Cap ETF | Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Applied Finance Valuation Large Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Applied Finance Valuation Large Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Applied Finance Valuation Large Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Applied Finance IVS US SMID ETF | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Applied Finance IVS US SMID ETF | Sezzle, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Applied Finance IVS US SMID ETF | Dave, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Applied Finance IVS US SMID ETF | BrightSpring Health Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Applied Finance IVS US SMID ETF | Nextpower, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Applied Finance IVS US SMID ETF | HealthEquity, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Applied Finance IVS US SMID ETF | InterDigital, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Applied Finance IVS US SMID ETF | PJT Partners, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Applied Finance IVS US SMID ETF | Mercury General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Applied Finance IVS US SMID ETF | Lantheus Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Applied Finance IVS US SMID ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Applied Finance IVS US SMID ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Applied Finance IVS US SMID ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Applied Finance IVS US SMID ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Applied Finance IVS US SMID ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.11%
Applied Finance IVS US SMID ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
Applied Finance IVS US SMID ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%
Applied Finance IVS US SMID ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Applied Finance IVS US SMID ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Applied Finance IVS US SMID ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Applied Finance IVS US SMID ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
Applied Finance IVS International Large ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.84%
Applied Finance IVS International Large ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Applied Finance IVS International Large ETF | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Applied Finance IVS International Large ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Applied Finance IVS International Large ETF | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Applied Finance IVS International Large ETF | Investor AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Applied Finance IVS International Large ETF | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Applied Finance IVS International Large ETF | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Applied Finance IVS International Large ETF | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Applied Finance IVS International Large ETF | Allianz S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Applied Finance IVS International Large ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Applied Finance IVS International Large ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%
Applied Finance IVS International Large ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Applied Finance IVS International Large ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Applied Finance IVS International Large ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.71%
Applied Finance IVS International Large ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
Applied Finance IVS International Large ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%
Applied Finance IVS International Large ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Applied Finance IVS International Large ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Applied Finance IVS International Large ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Applied Finance IVS International Large ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%
Applied Finance IVS International SMID ETF | Relo Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Applied Finance IVS International SMID ETF | Swissquote Group Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Applied Finance IVS International SMID ETF | Italgas S.p.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Applied Finance IVS International SMID ETF | Leopalace21 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Applied Finance IVS International SMID ETF | Temenos Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Applied Finance IVS International SMID ETF | U.S. Bank Money Market Deposit Account [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Applied Finance IVS International SMID ETF | Air France-KLM [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Applied Finance IVS International SMID ETF | IONOS Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Applied Finance IVS International SMID ETF | Lottomatica Group S.p.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Applied Finance IVS International SMID ETF | Diploma plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Applied Finance IVS International SMID ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Applied Finance IVS International SMID ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.81%
Applied Finance IVS International SMID ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Applied Finance IVS International SMID ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Applied Finance IVS International SMID ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Applied Finance IVS International SMID ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Applied Finance IVS International SMID ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.05%
Applied Finance IVS International SMID ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
Applied Finance IVS International SMID ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Applied Finance IVS International SMID ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance IVS International SMID ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%